Trade Payables (Details) - Schedule of Trade Payables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Current
Trade payables	RM 300,000	$ 63,532	RM 7,202,712	RM 839,495
Third parties [Member]
Current
Trade payables			5,902,712	699,495
Related party [Member]
Current
Trade payables	300,000		1,200,000
Related companies [Member]
Current
Trade payables			RM 100,000	RM 140,000